Mercedes-Benz Auto Receivables
T
rust 2024-1

Amounts in USD
Investor Report
Collection Period Ended
31-Dec-2024
Dates
31-Dec-2024
Actual/360 Days
30
30/360 Days
30
15-Jan-2025
15-Jan-2025
Collection Period No.
12
Collection Period (from... to)
Determination Date
Record Date
Distribution Date
Interest Period of the Clas
s
A-1 Notes (from... to)
Interest Period of the Clas
s
A-2A, A-3 an
d
A-4 Notes (from... to)
1-Dec-2024
13-Jan-2025
14-Jan-2025
15-Jan-2025
16-Dec-2024
15-Dec-2024
Summary
Beginning
Balance
0.00
146,592,535.98
146,592,535.99
476,600,000.00
98,010,000.00
Principal
Payment
0.00
17,622,882.29
17,622,882.30
0.00
0.00
Ending
Balance
0.00
128,969,653.69
128,969,653.69
476,600,000.00
98,010,000.00
Clas
s
A-1 Notes
Clas
s
A-2A Notes
Clas
s
A-2B Notes
Clas
s
A-3 Notes
Clas
s
A-4 Notes
Principal per $1000
Fac
e
Amount
0.000000
72.077228
72.077228
0.000000
0.000000
Initial
Balance
295,700,000.00
244,500,000.00
244,500,000.00
476,600,000.00
98,010,000.00
Note
Factor
0.000000
0.527483
0.527483
1.000000
1.000000
867,795,071.97
832,549,307.38
35,245,764.59
T
otal Note Balance
1,359,310,000.00
Overcollateralization
Adjusted Pool Balance
Y
ield Supplement Overcollateralizatio
n
Amount
Pool Balance
34,854,167.03
902,649,239.00
42,097,030.04
944,746,269.04
34,854,167.03
867,403,474.41
40,439,367.00
907,842,841.41
34,856,681.09
1,394,166,681.09
65,292,162.27
1,459,458,843.36
Initial
Overcollateralizatio
n
Amount
T
arget
Overcollateralizatio
n
Amount
Current Overcollateralizatio
n
Amount
Amount
Percentage
2.50%
2.50%
2.50%
34,856,681.09
34,854,167.03
34,854,167.03
Clas
s
A-1 Notes
Clas
s
A-2A Notes
Clas
s
A-2B Notes
Clas
s
A-3 Notes
Clas
s
A-4 Notes
Interest
Rate
0.000000%
5.060000%
4.967570%
4.800000%
4.790000%
Interest Payment
0.00
618,131.86
606,840.57
1,906,400.00
391,223.25
Interest per
$1000 Fac
e
Amount
0.000000
2.528147
2.481966
4.000000
3.991667
Interest & Principal
Payment
0.00
18,241,014.15
18,229,722.87
1,906,400.00
391,223.25
Interest & Principal Payment
per $1000 Fac
e
Amount
0.000000
74.605375
74.559194
4.000000
3.991667
$38,768,360.27
T
otal
$3,522,595.68

Mercedes-Benz Auto Receivables
T
rust 2024-1

Amounts in USD
Investor Report
Collection Period Ended
31-Dec-2024
A
vailable Collections
Reserve Fund Dra
w
Amount
A
vailable Funds
Purchas
e
Amounts
Advances made by the Servicer
Investment Earnings
Principal Collections
Interest Collections
Net Liquidation Proceeds
Recoveries
42,655,398.61
0.00
42,655,398.61
34,300,528.28
6,269,861.84
870,462.04
1,071,347.01
0.00
0.00
143,199.44
(1)
T
otal Servicing Fee
Nonrecoverabl
e
Advances to the Servicer
(2)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees (max. $250,000 p.a.)
787,288.56
0.00
0.00
3,522,595.68
0.00
0.00
35,245,764.59
0.00
0.00
(3) Interest Distributabl
e
Amount Clas
s
A Notes
(4) Priority Principal Distributabl
e
Amount
(5)
T
o Reserve Fund to reach the Reserve Fund Require
d
Amount
(6) Regular Principal Distributabl
e
Amount
(7) Additional Servicing Fee and Transition Costs
(8)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees [not previously paid under (2)]
(9) Excess Collections to Certificateholders
T
otal Distribution
42,655,398.61
3,099,749.78
Distributions
A
vailable Funds
Distribution Detail
Paid
Shortfall
Due
T
otal Servicing Fee
T
otal Trustee Fee
787,288.56
0.00
0.00
0.00
787,288.56
0.00
Monthly Interest Distributabl
e
Amount
thereof on Clas
s
A-1 Notes
thereof on Clas
s
A-2A Notes
thereof on Clas
s
A-2B Notes
thereof on Clas
s
A-3 Notes
thereof on Clas
s
A-4 Notes
3,522,595.68
0.00
618,131.86
606,840.57
1,906,400.00
391,223.25
0.00
0.00
0.00
0.00
0.00
0.00
3,522,595.68
0.00
618,131.86
606,840.57
1,906,400.00
391,223.25
Interest Carryover Shortfal
l
Amount
thereof on Clas
s
A-1
Notes
thereof on Clas
s
A-2A
Notes
thereof on Clas
s
A-2B
Notes
thereof on Clas
s
A-3
Notes
thereof on Clas
s
A-4
Notes
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
3,522,595.68
3,522,595.68
0.00
Interest Distributabl
e
Amount Clas
s
A
Notes
Priority Principal Distributabl
e
Amount
Regular Principal Distributabl
e
Amount
0.00
35,245,764.59
0.00
0.00
0.00
35,245,764.59
Aggregate Principal Distributabl
e
Amount
35,245,764.59
35,245,764.59
0.00

Mercedes-Benz Auto Receivables
T
rust 2024-1

Amounts in USD
Investor Report
Collection Period Ended
31-Dec-2024
Reserve Fund and Investment Earnings
Investment Earnings
Reserve Fund
Reserve Fun
d
Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fun
d
Amount - Ending Balance
3,485,416.70
0.00
3,485,416.70
Reserve Fund Require
d
Amount
plus top up Reserve Fund up to the Require
d
Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Dra
w
Amount
Investment Earnings for the Collection Period
Net Investment Earnings on the Reserve Fund
Net Investment Earnings on the Collectio
n
Account
12,245.24
130,954.20
0.00
12,245.24
12,245.24
0.00
143,199.44
3,485,416.70
Notice to Investors

Mercedes-Benz Auto Receivables
T
rust 2024-1

Amounts in USD
Investor Report
Collection Period Ended
31-Dec-2024
Pool Statistics
Pool Data
7.92%
48.91
20.91
Cutoff Date Pool Balance
Amount
1,459,458,843.36
Pool Balance beginning of Collection Period
944,746,269.04
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchas
e
Amounts
Principal Gross Losses
Pool Balance end of Collection Period
W
eighte
d
A
verag
e
APR
907,842,841.41
21,238
22,012
W
eighte
d
A
verage Number of Remaining Payments
W
eighte
d
A
verage Seasoning (months)
As of Cutoff Date
Current
Number of Receivables
29,733
20,069,587.94
14,230,940.34
0.00
2,602,899.35
Pool Factor
62.20%
7.74%
60.69
8.92

Mercedes-Benz Auto Receivables
T
rust 2024-1

Amounts in USD
Investor Report
Collection Period Ended
31-Dec-2024
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than
10% of the payment due under such receivable
21,238
31-60
Days
Delinquent
61-90
Days
Delinquent
91-120 Days Delinquent
T
otal
Current
98.51%
1.02%
0.36%
0.11%
100.00%
894,274,926.30
9,277,718.77
3,259,575.28
1,030,621.06
907,842,841.41
20,997
171
55
15
Delinquency Profile
(1)
Amount
Number of Receivables
Percentage
Delinquency
T
rigger
3.550%
60+ Delinquency Loans to EO
P
Aggregate Securitization
V
alue
0.473%
Delinquency Trigger occurred
No
Loss Statistics
A
verage Net Loss / (Gain)
18,766.90
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Four Mont
h
A
verage
1.175%
Principal Net Loss / (Gain) as % of
A
verage Pool Balance (annualized):
12,555,058.73
692,881.33
Principal Net Loss / (Gain)
Principal Net Liquidation Proceeds
Principal Recoveries
Principal Gross Losses
60
669
Losses
(1)
Amount
2,602,899.35
859,071.68
1,050,946.34
Number of Receivables
Number of Receivables
Amount
30,768,195.13
11,819,859.65
6,393,276.75
Current
Cumulative
0.860%
(1) Losses include accounts that have been charged off with a balance remaining of less than
$50.
These accounts are excluded in the Number of Receivables count as they are not considered a charge-off
on a defaulted loan
.
Current Collection Period
0.898%
Prior Collection Period
1.314 % Second Prior
Collection
Period
1.314
%
Third
Prior
Collection
Period
1.174%